Schedule of Prepaid Expenses and Other Assets (Details)		Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Prepaid Expenses And Other Assets
Prepaid investor-searching expenses – current	[1]		$ 3,642,090
Prepaid marketing expenses – current	[2]			3,286,530
Prepaid marketing expenses – non-current	[2]			1,917,143
Prepayment for purchase of intangible assets – non-current	[3]		2,000,000	2,000,000
Other prepaid expenses – current	[4]		1,064,035	828,973
Other prepaid expenses – non-current			495,000
Advances to staff			37,000	75,172
Deposits – current	[5]		680,210	823,201
Deposits – non-current	[5]		953,366	545,680
Prepaid Expense and Other Assets			8,871,701	9,476,699
Prepaid expenses and other assets – current		$ 696,817	5,423,335	5,013,876
Prepaid expenses and other assets – non-current		$ 443,064	$ 3,448,366	$ 4,462,823

[1]	Mainly related to bridging activities to search for potential investors aiming to explore the strategic opportunities to expand the business.
[2]	Mainly related to marketing activities which are used to promote and market the Group’s brand name as steps to expand the business.
[3]	Mainly consist of fees prepaid for system development which are used to improve internal working efficiency. The service provider was reviewing the enterprise resource planning system being used by the Group, and will propose improvement suggestion.
[4]	Mainly consist of prepayments for insurance including directors and officers liability insurance and various insurance for daily operations such as contractors’ all risk insurance, office package insurance, and group medical insurance.
[5]	Deposits consist of deposits paid to utility service providers such as power and water supplies, landlords of the leased properties, and management offices of the leased or owned properties. The deposits are refundable upon termination or expiry of corresponding services and rental.